Note 11 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
11.	Stock Incentive Plan

In May 2018, the Company’s Board of Directors approved an equity incentive plan (the “May 2018 Plan”). The May 2018 Plan was administered by the Company’s Board of Directors which could make awards totaling in aggregate up to 150,000 shares over five years after the May 2018 Plan’s adoption date. In November 2022, the Company’s Board of Directors approved a subsequent equity incentive plan (the “November 2022 Plan”) which can make awards totaling in aggregate up to 200,000 shares after the shares of the May 2018 Plan were awarded. In November 2025, the Company’s Board of Directors approved a subsequent equity incentive plan (the “November 2025 Plan”) after the shares of the November 2022 Plan were awarded. The November 2025 Plan will be also administered by the Company’s Board of Directors which can make awards totaling in aggregate up to 300,000 shares over five years after the November 2025 Plan’s adoption date. Officers, directors and employees (including any prospective officer or employee) of the Company and its subsidiaries and affiliates and consultants and service providers (including persons who are employed by or provide services to any entity that is itself a consultant or service provider) to the Company and its subsidiaries and affiliates (collectively, “key persons”) will be eligible to receive awards under the equity incentive plan.  Awards may be made under the May 2018 Plan, the November 2022 Plan and the November 2025 Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Details of awards granted under the May 2018 Plan, November 2022 Plan and November 2025 Plan are noted below.

On November 19, 2021 an award of 49,650 non-vested restricted shares, was made to 21 key persons of which 50% vested on July 1, 2022 and the remaining 50% vested on July 1, 2023; awards to officers and directors amounted to 27,700 shares and the remaining 21,950 shares were awarded to employees of Eurobulk.

On November 3, 2022 an award of 58,600 non-vested restricted shares, was made to 30 key persons of which 50% vested on November 16, 2023 and the remaining 50% vested on November 15, 2024; awards to officers and directors amounted to 29,600 shares and the remaining 29,000 shares were awarded to employees of Eurobulk.

On November 10, 2023 an award of 59,100 non-vested restricted shares, was made to 31 key persons of which 50% vested on July 1, 2024 and the remaining 50% vested on July 1, 2025; awards to officers and directors amounted to 29,600 shares and the remaining 29,500 shares were awarded to employees of Eurobulk.

On November 12, 2024 an award of 60,100 non-vested restricted shares, was made to 32 key persons of which 50% vested on November 14, 2025 and the remaining 50% will vest on November 13, 2026; awards to officers and directors amounted to 29,600 shares and the remaining 30,500 shares were awarded to employees of Eurobulk.

On November 6, 2025 an award of 63,850 non-vested restricted shares, was made to 38 key persons of which 50% will vest on July 1, 2026 and the remaining 50% will vest on July 1, 2027; awards to officers and directors amounted to 28,200 shares and the remaining 35,650 shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company or Eurobulk or as a director of the Company until the applicable vesting date. The grantee does not have the right to vote on such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest, at which time they are payable to the grantee. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The compensation cost that has been charged against income for awards was $797,984, $954,087 and $801,243, for the years ended December 31, 2023, 2024 and 2025, respectively, and is included within “General and administrative expenses” in the consolidated statements of operations. The Company has used the straight-line method to recognize the cost of the awards. There were no forfeitures of non-vested shares during the years ended December 31, 2023 and 2025. During the year ended December 31, 2024, 750 shares were forfeited with a weighted-average grant-date fair value of $14.63 per share.

A summary of the status of the Company’s non-vested shares as of December 31, 2023, 2024 and 2025, and the movement during the years ended December 31, 2023, 2024 and 2025, are presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value

Non-vested on January 1, 2023	82,950	15.14
Granted	59,100	14.97
Vested	(53,650)	15.79
Non-vested on December 31, 2023	88,400	14.63

Non-vested on January 1, 2024	88,400	14.63
Granted	60,100	15.29
Forfeited	(750)	14.63
Vested	(58,350)	14.46
Non-vested on December 31, 2024	89,400	15.19

Non-vested on January 1, 2025	89,400	15.19
Granted	63,850	12.83
Vested	(59,350)	15.13
Non-vested on December 31, 2025	93,900	13.62

As of December 31, 2025, there was $1,142,457 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the November 2022 and November 2025 Plan and is expected to be recognized over a weighted-average period of 0.771 years. The total fair value at grant-date of shares granted during the years ended December 31, 2023, 2024 and 2025 was $884,727, $918,929 and $819,196, respectively. The total fair value of shares vested based on the share price as of the date of vesting was $791,881, $1,164,319 and $685,100 during the years ended December 31, 2023, 2024 and 2025, respectively.